CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 CNY (¥) ¥ / shares	Jun. 30, 2023 CNY (¥) ¥ / shares
CONTINUING OPERATIONS
Administrative expenses	$ (550)	¥ (3,996)	¥ (4,879)
Other income			500
Fair value (loss)/gain on financial instruments	531	3,862	(86)
Finance costs	(4)	(30)	(44)
Finance income	6	42	3
LOSS BEFORE INCOME TAX	(17)	(122)	(4,506)
Income tax expense
LOSS FOR THE PERIOD FROM CONTINUING OPERATIONS	(17)	(122)	(4,506)
DISCONTINUED OPERATIONS
Loss for the period from discontinued operations, net of tax			(4,955)
LOSS FOR THE PERIOD	(17)	(122)	(9,461)
Owners of the Company
From continuing operations	(17)	(122)	(4,506)
From discontinued operations			(6,236)
Non-controlling interests
From continuing operations
From discontinued operations			1,281
LOSS FOR THE PERIOD	$ (17)	¥ (122)	¥ (9,461)
Basic and diluted
Basic loss from continuing operations | (per share)		¥ (0.01)	¥ (0.55)
Diluted loss from continuing operations | (per share)		(0.01)	(0.55)
Basic loss from discontinued operations | (per share)			(0.76)
Diluted loss from discontinued operations | (per share)			(0.76)
Basic Loss per share | (per share)		(0.01)	(1.31)
Diluted Loss per share | (per share)		¥ (0.01)	¥ (1.31)